MATERIAL ACCOUNTING POLICY INFORMATION - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) yr	Dec. 31, 2023 USD ($) yr
Disclosure of initial application of standards or interpretations [line items]
Assets	$ 490,424	$ 490,095
Right-of-use assets	$ 4,200	$ 4,800
Renewable Power
Disclosure of initial application of standards or interpretations [line items]
Useful lives or depreciation rates, property, plant and equipment | yr	30	34
Real Estate
Disclosure of initial application of standards or interpretations [line items]
Right of use assets, fair value changes	$ (20,700)